Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 19, 2020	May 18, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation (Details) [Line Items]
Purchase of aggregate shares (in Shares)				146,875
Aggregate intrinsic value
General and administrative expenses			7,186	$ 23,558	$ 33,304
General and administrative expenses			2,291	17,308
Selling and marketing expenses			47
Research and development expenses			$ 1,048	$ 225
Ordinary shares issued (in Shares)			3,945,572
Director [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)				$ 643,194
Option Issued
Share Based Compensation (Details) [Line Items]
Purchase of aggregate shares (in Shares)					146,875
Aggregate intrinsic value					$ 4,828
Ordinary Shares Issued in 2017 Plan [Member]
Share Based Compensation (Details) [Line Items]
Ordinary shares were fully vested (in Shares)					873,946
General and administrative expenses					$ 18,220
Selling and marketing expenses					87
Research and development expenses					$ 1,687
Three Non-Employees [Member]
Share Based Compensation (Details) [Line Items]
Options granted (in Shares)	140,625
Exercise price (in Dollars per share)	$ 20
Advisory Company [Member]
Share Based Compensation (Details) [Line Items]
Options granted (in Shares)		6,250
Exercise price (in Dollars per share)		$ 0.16